Unaudited Condensed Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Cumulative effect due to adoption of new accounting standard	AerCap Holdings N.V. shareholders’ equity	AerCap Holdings N.V. shareholders’ equity Cumulative effect due to adoption of new accounting standard	Ordinary share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Accumulated retained earnings	Accumulated retained earnings Cumulative effect due to adoption of new accounting standard	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2018					151,847,345
Beginning balance at Dec. 31, 2018	$ 8,880,614		$ 8,828,048		$ 1,866	$ 2,712,417	$ (476,085)	$ (1,824)	$ 6,591,674		$ 52,566
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(3,045)										(3,045)
Repurchase of shares	(306,334)		(306,334)				(306,334)
Share cancellation (in shares)					(5,000,000)
Share cancellation	0				$ (56)	(262,504)	262,560
Ordinary shares issued, net of tax withholdings	(16,303)		(16,303)			(41,483)	25,314		(134)
Share-based compensation	36,028		36,028			36,028
Total comprehensive income (loss)	487,215		471,570					(94,076)	565,646		15,645
Ending balance (in shares) at Jun. 30, 2019					146,847,345
Ending balance at Jun. 30, 2019	9,078,175		9,013,009		$ 1,810	2,444,458	(494,545)	(95,900)	7,157,186		65,166
Beginning balance (in shares) at Mar. 31, 2019					151,847,345
Beginning balance at Mar. 31, 2019	8,969,781		8,906,178		$ 1,866	2,728,071	(611,601)	(37,470)	6,825,312		63,603
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(1,371)										(1,371)
Repurchase of shares	(169,179)		(169,179)				(169,179)
Share cancellation (in shares)					(5,000,000)
Share cancellation	0				$ (56)	(262,504)	262,560
Ordinary shares issued, net of tax withholdings	(15,635)		(15,635)			(39,724)	23,675		414
Share-based compensation	18,615		18,615			18,615
Total comprehensive income (loss)	275,964		273,030					(58,430)	331,460		2,934
Ending balance (in shares) at Jun. 30, 2019					146,847,345
Ending balance at Jun. 30, 2019	9,078,175		9,013,009		$ 1,810	2,444,458	(494,545)	(95,900)	7,157,186		65,166
Beginning balance (in shares) at Dec. 31, 2019					141,847,345
Beginning balance at Dec. 31, 2019	9,382,205	$ (25,778)	9,314,897	$ (25,778)	$ 1,754	2,209,462	(537,341)	(93,587)	7,734,609	$ (25,778)	67,308
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(2,746)										(2,746)
Repurchase of shares	$ (117,302)		(117,302)				(117,302)
Share cancellation (in shares)	(3,000,000)				(3,000,000)
Share cancellation	$ 0				$ (33)	(149,203)	149,236
Ordinary shares issued, net of tax withholdings	(6,674)		(6,674)			(16,618)	9,190		754
Share-based compensation	32,508		32,508			32,508
Total comprehensive income (loss)	440,850		436,326					(86,559)	522,885		4,524
Ending balance (in shares) at Jun. 30, 2020					138,847,345
Ending balance at Jun. 30, 2020	9,703,063		9,633,977		$ 1,721	2,076,149	(496,217)	(180,146)	8,232,470		69,086
Beginning balance (in shares) at Mar. 31, 2020					138,847,345
Beginning balance at Mar. 31, 2020	9,451,986		9,382,926		$ 1,721	2,067,647	(498,003)	(174,581)	7,986,142		69,060
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(1,518)										(1,518)
Ordinary shares issued, net of tax withholdings	(4,197)		(4,197)			(6,250)	1,786		267
Share-based compensation	14,752		14,752			14,752
Total comprehensive income (loss)	242,040		240,496					(5,565)	246,061		1,544
Ending balance (in shares) at Jun. 30, 2020					138,847,345
Ending balance at Jun. 30, 2020	$ 9,703,063		$ 9,633,977		$ 1,721	$ 2,076,149	$ (496,217)	$ (180,146)	$ 8,232,470		$ 69,086